Operating Leases (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Operating Leases
Schedule of undiscounted future minimum lease payments
2025	$188,211
2026	770,004
2027	507,343
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	2,174,006
Less: Imputed interest	(164,713)
2,009,293
Less: current portion	(165,060)
Present value of operating lease obligation	$1,844,233

2025	$1,031,714
2026	762,364
2027	504,795
2028	486,733
2029	221,715
Total undiscounted future minimum lease payments	3,007,321
Less: Imputed interest	(243,001)
2,764,320
Less: current portion	(1,031,714)
Present value of operating lease obligation	$1,732,606

Schedule of weighted average lease term and weighted average discount rate
Weighted average remaining lease term months	37
Weighted average incremental borrowing rate	5.0%
Weighted average remaining lease term months	43
Weighted average incremental borrowing rate	5.0%

Weighted average remaining lease term	47 Months
Weighted average incremental borrowing rate	5.0%
Weighted average remaining lease term	29 Months
Weighted average incremental borrowing rate	5.0%

Schedule of components of lease expenses
	Three Months Ended March 31, 2025	Nine Months Ended March 31, 2025	Three Months Ended March 31 31, 2024	Nine Months Ended March 31, 2024
Finance lease expense:
Amortization of ROU assets	$185,148	$555,444	$173,405	$514,955
Interest expense	24,993	80,781	22,639	73,341
Operating lease cost	3,750	11,279	3,745	12,436
Short-term lease expense	-	-	171,577	558,936
Variable lease expense	56,819	160,490	36,395	95,731

Total lease cost	$270,710	$807,994	$407,761	$1,255,399

	June 30, 2024	June 30, 2023
Finance lease expense:
Amortization of ROU assets	$669,260	$228,147
Interest expense	99,633	28,043
Operating lease cost	16,181	16,804
Short-term lease expense	670,173	772,929
Variable lease expense	169,309	29,113
Total lease cost	$1,624,556	$1,075,036